Quarterly Report
September 30, 2021
MFS®  Global Equity Series
MFS® Variable Insurance Trust
VGE-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 3.3%
Honeywell International, Inc.	6,435	$1,366,022
MTU Aero Engines Holding AG	1,243	281,057
Rolls-Royce Holdings PLC (a)	235,395	442,857
		$2,089,936
Airlines – 0.9%
Aena S.A. (a)	3,325	$573,532
Alcoholic Beverages – 5.8%
Carlsberg A.S., “B”	1,984	$322,748
Diageo PLC	31,459	1,515,791
Heineken N.V.	8,843	919,254
Pernod Ricard S.A.	4,411	964,628
		$3,722,421
Apparel Manufacturers – 4.0%
Burberry Group PLC	15,624	$380,418
Compagnie Financiere Richemont S.A.	6,795	700,656
LVMH Moet Hennessy Louis Vuitton SE	2,012	1,438,709
		$2,519,783
Automotive – 0.5%
Aptiv PLC (a)	2,224	$331,309
Broadcasting – 2.8%
Omnicom Group, Inc.	2,020	$146,369
Walt Disney Co. (a)	6,722	1,137,161
WPP Group PLC	35,773	480,688
		$1,764,218
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp.	12,769	$930,094
Deutsche Boerse AG	1,751	284,972
		$1,215,066
Business Services – 10.6%
Accenture PLC, “A”	5,328	$1,704,534
Adecco S.A.	3,914	196,017
Brenntag AG	3,648	340,504
Cognizant Technology Solutions Corp., “A”	8,961	664,996
Compass Group PLC (a)	20,193	413,155
Equifax, Inc.	3,356	850,478
Fidelity National Information Services, Inc.	7,489	911,261
Fiserv, Inc. (a)	8,551	927,783
PayPal Holdings, Inc. (a)	2,910	757,211
		$6,765,939
Cable TV – 3.3%
Comcast Corp., “A”	37,027	$2,070,920
Chemicals – 2.3%
3M Co.	4,725	$828,859
PPG Industries, Inc.	4,374	625,526
		$1,454,385

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.7%
Check Point Software Technologies Ltd. (a)	5,249	$593,347
Oracle Corp.	12,707	1,107,161
		$1,700,508
Computer Software - Systems – 1.3%
Cisco Systems, Inc.	4,811	$261,863
Samsung Electronics Co. Ltd.	8,782	546,581
		$808,444
Construction – 0.5%
Otis Worldwide Corp.	4,159	$342,202
Consumer Products – 4.3%
Colgate-Palmolive Co.	6,953	$525,508
Essity AB	32,671	1,014,056
International Flavors & Fragrances, Inc.	2,508	335,370
Reckitt Benckiser Group PLC	10,816	846,562
		$2,721,496
Electrical Equipment – 4.8%
Amphenol Corp., “A”	5,228	$382,847
Legrand S.A.	7,017	752,597
Schneider Electric SE	11,363	1,889,214
		$3,024,658
Electronics – 1.2%
Hoya Corp.	2,800	$437,914
Microchip Technology, Inc.	2,138	328,162
		$766,076
Food & Beverages – 4.1%
Danone S.A.	16,045	$1,095,151
Nestle S.A.	12,425	1,494,962
		$2,590,113
Gaming & Lodging – 1.1%
Marriott International, Inc., “A” (a)	2,507	$371,262
Whitbread PLC (a)	6,804	302,611
		$673,873
Insurance – 2.4%
Aon PLC	2,907	$830,734
Willis Towers Watson PLC	2,896	673,204
		$1,503,938
Internet – 1.1%
eBay, Inc.	9,827	$684,647
Machinery & Tools – 1.4%
Carrier Global Corp.	3,437	$177,899
Kubota Corp.	34,900	744,529
		$922,428
Major Banks – 2.8%
Erste Group Bank AG	4,930	$215,302
Goldman Sachs Group, Inc.	2,792	1,055,460
UBS Group AG	33,062	528,330
		$1,799,092

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 15.0%
Abbott Laboratories	7,863	$928,856
Boston Scientific Corp. (a)	20,280	879,949
Cooper Cos., Inc.	1,559	644,350
EssilorLuxottica	1,382	264,261
Medtronic PLC	14,792	1,854,177
Olympus Corp.	11,600	254,751
Sonova Holding AG	577	217,615
Stryker Corp.	4,290	1,131,359
Thermo Fisher Scientific, Inc.	3,859	2,204,762
Waters Corp. (a)	1,639	585,615
Zimmer Biomet Holdings, Inc.	3,757	549,875
		$9,515,570
Other Banks & Diversified Financials – 4.8%
American Express Co.	4,924	$824,918
Grupo Financiero Banorte S.A. de C.V.	21,231	136,356
Julius Baer Group Ltd.	4,243	280,638
Visa, Inc., “A”	8,254	1,838,578
		$3,080,490
Pharmaceuticals – 4.9%
Bayer AG	11,407	$622,159
Merck KGaA	4,214	915,974
Roche Holding AG	4,290	1,565,437
		$3,103,570
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	960	$101,475
Railroad & Shipping – 4.8%
Canadian National Railway Co.	10,295	$1,190,617
Canadian Pacific Railway Ltd.	8,455	550,167
Kansas City Southern Co.	3,025	818,686
Union Pacific Corp.	2,450	480,224
		$3,039,694
Specialty Chemicals – 4.3%
Akzo Nobel N.V.	6,714	$731,093
L'Air Liquide S.A.	3,389	542,264
Linde PLC	1,032	302,768
Linde PLC	3,896	1,158,399
		$2,734,524
Specialty Stores – 0.3%
Hermes International	146	$201,783
Telecommunications - Wireless – 1.4%
Liberty Broadband Corp. (a)	5,002	$863,845
Trucking – 1.0%
United Parcel Service, Inc., “B”	3,431	$624,785
Total Common Stocks		$63,310,720
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	14,904	$7,037

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	81,383	$81,383

Other Assets, Less Liabilities – 0.2%		130,021
Net Assets – 100.0%		$63,529,161
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $81,383 and $63,317,757, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$34,861,589	$1,158,399	$—	$36,019,988
France	—	7,148,607	—	7,148,607
Switzerland	7,037	4,983,655	—	4,990,692
United Kingdom	—	4,382,082	—	4,382,082
Germany	1,541,450	903,216	—	2,444,666
Netherlands	—	1,751,822	—	1,751,822
Canada	1,740,784	—	—	1,740,784
Japan	—	1,437,194	—	1,437,194
Sweden	—	1,014,056	—	1,014,056
Other Countries	729,703	1,658,163	—	2,387,866
Mutual Funds	81,383	—	—	81,383
Total	$38,961,946	$24,437,194	$—	$63,399,140
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$651,977	$7,507,873	$8,078,467	$—	$—	$81,383
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$202	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2021, are as follows:
United States	57.0%
France	11.3%
Switzerland	7.9%
United Kingdom	6.9%
Germany	3.8%
Netherlands	2.8%
Canada	2.7%
Japan	2.3%
Sweden	1.6%
Other Countries	3.7%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.